Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	June 30, 2025	Decmber 31, 2024
Purchased software	$100,000	$100,000
Discord server	249,500	249,500
Right of literary work entitled	160,000	160,000
Less: Impairment	—	—
	$509,500	$509,500

Intangible assets consist of the following:

	December 31, 2024	December 31, 2023

Purchased software	$100,000	$100,000
Discord server	249,500	—
Right of literary work entitled	160,000	—
Less: Impairment	—	—
	$509,500	$100,000